Intangible Assets, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 271.5	$ 272.7	$ 401.5
Computer software
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 29.4	$ 29.6	$ 31.4